111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                              March 2, 2016

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust IX (the “Trust”) (File Nos. 2-50409 and 811-2464) on Behalf of MFS® Inflation-Adjusted Bond Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 94 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on February 25, 2016.

Please call the undersigned at (617) 954-4340 or Nick Pirrotta at (617) 954-5846 with any questions you may have.

                                              Very truly yours,

                                              SUSAN A. PEREIRA
                                              Susan A. Pereira
                                              Vice President and Senior Counsel

SAP/bjn
enclosure

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